Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions

6. Related Party Transactions

During the six months ended June 30, 2021 and 2020, the Company paid base salary, and a bonus of £75,000, totaling $390,307 and $165,081 to Jason Drummond, the Company’s sole director and executive officer.

As of June 30, 2021 and December 31, 2020, $12,588 and $14,918 was due to officers. The advances were unsecured, non-interest bearing with no formal terms of repayment.